Income taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income taxes
Components Of Income Tax Expense
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Income (loss) before income tax benefit	$(19,653,589)	$(12,095,175)	$(34,371,774)	$(14,856,915)
Income tax benefit	11,337	2,010,198	1,589,620	3,192,832
Effective tax rate	0.1%	16.6%	4.6%	21.5%

	2021	2020
Current
Federal	$-	$-
State and local	36,779	4,902
Total current	$36,779	$4,902

Deferred
Federal	(5,402,585)	(367,816)
State and local	73,939	(75,190)
Total deferred	$(5,328,646)	$(443,006)

Total income tax expense (benefit)	$(5,291,867)	$(438,104)

Schedule of effective income tax reconciliation
	2021	2020
Deferred tax assets
Federal net operating loss carryforwards	$4,916,141	$3,769,127
Stock Compensation	4,677,028	586,716
Fixed Assets	405,888	-
Unrealized gains / (loss)	196,828	(12,537)
Allowance for bad debt	62,165	54,543
Other	260,957	68,520
Total gross deferred tax assets	10,519,007	4,466,368
Less valuation allowances	(4,919,566)	(3,769,127)
Net deferred tax assets	$5,599,440	$697,241

Deferred tax liabilities
Property, plant and equipment	$-	$(96,627)
Foreign exchange gains / losses	(19,778)	(157,608)
Total gross deferred tax liabilities	(19,778)	(254,235)
Net deferred tax asset (liabilities)	$5,579,663	$443,006

Deferred tax assets (liabilities)
	2021	2020
U.S. statutory federal income tax rate	21.0%	21.0%

Goodwill impairment	(6.2%)	(8.2%)
Stock compensation	(3.8%)	(8.0%)
Change in valuation allowance	(1.3%)	(1.6%)
Other	(0.2%)	(2.0%)
Income tax expense (benefit) for the period	9.5%	1.2%